LIABILITIES OF DISCONTINUED OPERATIONS	12 Months Ended
Jun. 30, 2021
CONVERTIBLE NOTES PAYABLE
Liabilities Of Discontinued Operations

NOTE 10 – LIABILITIES OF DISCONTINUED OPERATIONS

In the fiscal year ending June 30, 2020, the Company identified $6,319,000 of liabilities from discontinued operations in relation to amounts owed by SignalPoint Corp., a non-operating wholly-owned subsidiary of the Company and the Company’s predecessor Roomlinx, Inc.  Based upon an opinion provided by the Company’s legal counsel, the statute of limitations has expired in connection with collection of the $6,319,000 of previously incurred debts by SignalPoint Corp. and concludes the debts have been extinguished pursuant to operation of law.  Accordingly, the Company has concluded the $6,319,000 has been legally released pursuant to ASC 405 - Liabilities, and has been accounted for as extinguishment of debt and recognized this as income from discontinued operations.

Liabilities of discontinued operations consisted of the follow as of June 30:

	2021	2020
Roomlinx – Account payable and other accrued liabilities	$107,000	$107,000

For the fiscal years ending June 30, 2021 and 2020, the Company recorded the balance of liabilities from discontinued operations as long-term because the Company does not anticipate making payments towards these liabilities in the next 12 months.